Financial Instruments	12 Months Ended
Aug. 25, 2017
Fair Value Disclosures [Abstract]
Financial Instruments
(8)	Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s cash, cash equivalents, accounts receivable and accounts payable approximates the carrying amount due to the relatively short maturity of these items. Cash and cash equivalents consist of funds held in general checking and savings accounts, money market accounts, and securities with maturities of less than 90 days at the time of purchase. The Company does not have investments in variable rate demand notes or auction rate securities.

The FASB guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets to identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

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Level 1. Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access. The Company’s Level 1 assets include money market funds that are classified as cash equivalents and restricted cash which is classified under long-term assets.

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Level 2. Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets and liabilities. The Company’s Level 2 liabilities include the term loans under the Amended Credit Agreement and the BNDES Credit Agreements that are classified as long-term debt.

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Level 3. Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company did not have any financial instruments measured under Level 3 as of August 25, 2017 and August 26, 2016.

Assets and liabilities measured at fair value on a recurring basis include the following (in millions):

	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Observable/ Unobservable Inputs Corroborated by Market Data (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Balances as of August 25, 2017:
Assets
Cash and cash equivalents	$22.4	$—	$—	$22.4
Restricted cash(1)	7.0	—	—	7.0
Total assets measured at fair value	$29.4	$—	$—	$29.4
Liabilities				—
Term loan	$—	$164.2	$—	$164.2
BNDES Credit Agreements	—	16.9	—	16.9
Total liabilities measured at fair value(2)	$—	$181.1	$—	$181.1
Balances as of August 26, 2016:
Assets
Cash and cash equivalents	$58.6	$—	$—	$58.6
Restricted cash(1)	6.8	—	—	6.8
Total assets measured at fair value	$65.4	$—	$—	$65.4
Liabilities				—
Term loan	$—	$192.5	$—	$192.5
BNDES Credit Agreements	—	19.4	—	19.4
Total liabilities measured at fair value(2)	$—	$211.9	$—	$211.9

(1)	Included in other noncurrent assets on the Company's consolidated balance sheets - see Note 5.
(2)	Included under long-term debt on the Company's consolidated balance sheets.